PROFITS INTEREST UNITS (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 29, 2021	Apr. 03, 2021	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative catch-up charge from modification			$ 0.5
Terminated Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative catch-up charge from modification			$ 1.1
Performance-vesting Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units forfeited		1,266,068		2,152,315
Vested and nonvested units held at time of termination		26,158,894		27,424,962	21,734,170
Performance-vesting Units | Terminated Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units forfeited	1,055,057
Vested and nonvested units held at time of termination	527,528
Vested units at time of termination, pre-modification	211,011
Accelerated vesting, number of units	105,506
Vested units at time of termination, after modification	316,517